LIABILITIES AND DEBT - Convertible Promissory Note (Details)			12 Months Ended
	Nov. 16, 2021 USD ($) item D $ / shares	Oct. 01, 2021 USD ($) item D $ / shares	Dec. 31, 2021 USD ($) D $ / shares	Sep. 30, 2022 USD ($)	Aug. 27, 2021 USD ($)
Debt Instrument [Line Items]
Derivative liability at fair value			$ 2,294,720	$ 1,690,807
Oasis Note
Debt Instrument [Line Items]
Interest rate of loans			6.00%		6.00%
Face value			$ 5,265,000		$ 5,265,000
Total purchase price					$ 5,000,000
Term of debt			18 months
Debt conversion price | $ / shares			$ 360.10
Threshold percentage of stock price			90.00%
Number of lowest vwaps | D			2
Number of consecutive trading days | D			5
Period not to submit notice			30 days
Minimum conversion amount			$ 500,000
Minimum conversion price | $ / shares			$ 300
Derivative liability at fair value			$ 3,204,924	$ 1,931,149
First First Fire Note
Debt Instrument [Line Items]
Interest rate of loans		6.00%
Face value		$ 1,575,000
Total purchase price		$ 1,500,000
Term of debt		18 months
Debt conversion price | $ / shares		$ 395.20
Threshold percentage of stock price		90.00%
Number of lowest vwaps | item		2
Number of consecutive trading days | D		5
Period not to submit notice		30 days
Minimum conversion amount		$ 500,000
Minimum conversion price | $ / shares		$ 300
Second First Fire Note
Debt Instrument [Line Items]
Interest rate of loans	6.00%
Face value	$ 2,625,000
Total purchase price	$ 2,500,000
Debt conversion price | $ / shares	$ 428
Threshold percentage of stock price	90.00%
Number of lowest vwaps | item	2
Number of consecutive trading days | D	5
Period not to submit notice	30 days
Minimum conversion amount	$ 500,000
Minimum conversion price | $ / shares	$ 329